OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Capital expenditures	€ (84)	€ (74)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(40)	(27)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(20)	(21)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(22)	(24)
H&C
Disclosure of operating segments [line items]
Capital expenditures	€ (2)	€ (2)